MARKETABLE SECURITIES (Schedule of Marketable Securities Calssified as Available-for-sale Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amortized cost	$ 70,532	$ 33,021
Gross unrealized gains	2
Gross unrealized losses	(317)	(291)
Fair value	22,992	32,730
Certificates of Deposit [Member]
Amortized cost	2,967	11,075
Gross unrealized gains	2
Gross unrealized losses		(62)
Fair value	2,969	11,013
Corporate Bonds [Member]
Amortized cost	67,565	21,946
Gross unrealized gains
Gross unrealized losses	(317)	(229)
Fair value	67,248	21,717
Corporate Bonds Maturing Within One Year [Member]
Amortized cost	20,061	2,113
Gross unrealized gains
Gross unrealized losses	(38)	(10)
Fair value	20,023	2,103
Corporate Bonds Maturing Within Between One To Five Years [Member]
Amortized cost	47,504	19,833
Gross unrealized gains
Gross unrealized losses	(279)	(219)
Fair value	$ 47,225	$ 19,614